BBH TRUST
______________________________________________________
BBH Core Select
class n shares (“BBTEX”)
retail Class shares (“BBTRX”)
____________________________________________________

SUPPLEMENT DATED MAY 10, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information rescinds and replaces the supplement to the Statement of Additional Information dated April 8, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Core Select Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________
•	The Officer table, presented in the “Management” section of the SAI and beginning on page 16, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011).

Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014); Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Associate Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________
BBH Global Core Select
class n shares (“BBGNX”)
retail class shares (“BBGRX”)
____________________________________________________

SUPPLEMENT DATED MAY 10, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information rescinds and replaces the supplement to the Statement of Additional Information dated April 8, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Global Core Select Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________
•	The Officer table, presented in the “Management” section of the SAI and beginning on page 19, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011).

Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014); Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Associate Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________
BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)
____________________________________________________

SUPPLEMENT DATED MAY 10, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information rescinds and replaces the supplement to the Statement of Additional Information dated April 8, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH International Equity Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________
•	The Officer table, presented in the “Management” section of the SAI and beginning on page 20, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011).

Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014); Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Associate Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

______________________________________________________________________________
•	The eighth paragraph of the “Investment Advisory and Administrative Services” section of the SAI on page 27, is hereby deleted in its entirety and replaced with the following:

Effective December 29, 2015, the Investment Adviser has voluntarily agreed to waive and/or reimburse expenses for the Fund’s Class N shares in order to limit Total Annual Fund Operating Expenses to 1.07%. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser.

 _____________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________
BBH Intermediate Municipal Bond Fund
class n shares (“BBINX”)
class i shares (“BBIIX”)
____________________________________________________

SUPPLEMENT DATED MAY 10, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information rescinds and replaces the supplement to the Statement of Additional Information dated April 8, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Intermediate Municipal Bond Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________
•	The Officer table, presented in the “Management” section of the SAI and beginning on page 37, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011).

Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014); Associate, J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Associate Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

 _____________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________
BBH Limited Duration Fund
class n shares (“BBBMX”)
class i shares (“BBBIX”)
____________________________________________________

SUPPLEMENT DATED MAY 10, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 29, 2016

The following information rescinds and replaces the supplement to the Statement of Additional Information dated April 8, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Limited Duration Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________
•	The Officer table, presented in the “Management” section of the SAI and beginning on page 32, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011).

Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014);  Associate,  J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Associate Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

 _____________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________
BBH U.S. Government Money Market Fund
(formerly the bbh money market fund)
regular shares (“BBMXX”)
institutional shares (“BBSXX”)
____________________________________________________

SUPPLEMENT DATED MAY 10, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 30, 2015 AND AS SUPPLEMENTED APRIL 1, 2016

The following information further supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________
•	The Officer table, presented in the “Management” section of the SAI and beginning on page 12, is hereby deleted in its entirety and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”)	Since 2015
Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley (2011-September 2015); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011).

Keith M. Kelley 140 Broadway New York, NY 10005 Birth Date: August 4, 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014); Associate, J.P. Morgan Chase & Co. (2011 - 2013); Client Service Manager, State Street Corporation (2010 - 2011).

Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Assistant Vice President and Investor Services Associate Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

 _____________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.